Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity for Plan

The following table summarizes stock option activity for the Plan:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at December 31, 2025	9,072,974	$0.91	—
Granted	1,119,136	4.85	—
Exercised	(211,647)	—	—
Forfeited	(555,698)	—	—
Outstanding at June 30, 2026	9,424,765	$1.45	8.12
Vested and Exercisable at June 30, 2026	4,210,766	$0.20	7.37

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at January 1, 2024	5,643,900	$0.00
Granted	752,520	$0.00
Outstanding at December 31, 2024	6,396,420	$0.00
Granted	2,686,075	$3.09
Forfeited	(9,521)	$0.67
Outstanding at December 31, 2025	9,072,974	$0.91	9.05
Vested and Exercisable at December 31, 2025	3,831,951	$0.16	7.87

Summary of Weighted Average Assumptions

The fair value of each option granted during the three and six months ended June 30, 2026 and 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Expected volatility	93.5%	49.7%	51.8%	49.3%
Risk-free interest rate	4.3%	4.2%	3.9%	4.1%
Expected term (in years)	6.0	6.1	6.0	6.1
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The fair value of each option granted during the year ended December 31, 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	50.3%
Risk-free interest rate	3.7%
Expected term (in years)	5.9
Expected dividend yield	0.0%

Summary of Restricted Stock

		Weighted Average
		Grant
	Number of Shares	Date Fair Value
Unvested at December 31, 2025	—	$0.00
Granted	2,683,680	5.00
Vested	(83,865)	5.00
Unvested at June 30, 2026	2,599,815	$5.00

		Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	1,410,975	$0.00
Vested	(558,511)	$0.00
Unvested at December 31, 2024	852,464	$0.00
Vested	(352,744)	$0.00
Unvested at December 31, 2025	499,720	$0.00